Aug. 31, 2025
Neuberger Disrupters ETF
(1) The fee table and expense example included in the Fund’s Summary Prospectus and Prospectus are hereby deleted and replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.65
Other expenses	0.00
Total annual operating expenses	0.65
Fee waivers and/or expense reimbursement[1]	0.25
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	0.40

[1]“Fee waivers and/or expense reimbursement” have been restated to reflect the Fee Waiver as described in footnote 2 below, which is higher than the prior contractual fee waiver.
[2]Neuberger Berman Investment Advisers LLC (“NBIA” or the “Manager”) has contractually undertaken to waive its management fee by 0.25% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 4/8/2028 and may not be terminated during its term without the consent of the Board of Trustees.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.65
Other expenses	0.00
Total annual operating expenses	0.65
Fee waivers and/or expense reimbursement[1]	0.25
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	0.40

[1]“Fee waivers and/or expense reimbursement” have been restated to reflect the Fee Waiver as described in footnote 2 below, which is higher than the prior contractual fee waiver.
[2]Neuberger Berman Investment Advisers LLC (“NBIA” or the “Manager”) has contractually undertaken to waive its management fee by 0.25% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 4/8/2028 and may not be terminated during its term without the consent of the Board of Trustees.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$41	$163	$318	$768

Neuberger Berman ETF Trust Neuberger Disrupters ETF Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 18, 2025, as amended and supplemented

This supplement describes important changes affecting Neuberger Disrupters ETF (the “Fund”) effective immediately. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC (“NBIA”) at 877-628-2583.
Increase of the Fund’s Contractual Management Fee Waiver: Effective immediately, the Fund’s contractual management fee waiver will increase from 0.10% of the Fund’s average daily net assets to 0.25% of the Fund’s average daily net assets, as described below. As a result, effective immediately:
(2)     The last paragraph in the “Management of the Fund — Investment Manager” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:
Effective June 11, 2026, NBIA has contractually undertaken to waive its management fee by 0.25% of the Fund's average daily net assets until 4/8/2028. Prior to June 11, 2026, NBIA had contractually undertaken to waive its management fee by 0.10% of the Fund's average daily net assets.
(3)     The disclosure regarding the Fund’s contractual expense limitation arrangement in the “Investment Management and Administration Services — Contractual Expense Limitation and Fee Waivers” section of the Statement of Additional Information is hereby deleted and replaced with the following:
For Neuberger Disrupters ETF, NBIA has contractually undertaken to waive its management fee by 0.25% of the Fund’s average daily net assets. The undertaking lasts until April 8, 2028 and may not be terminated during its term without the consent of the Board. Prior to June 11, 2026, NBIA had contractually undertaken to waive its management fee by 0.10% of the Fund's average daily net assets.
The date of this supplement is June 11, 2026.
Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104
877.628.2583
www.nb.com